Investor A C Institutional and Class R [Member] Annual Fund Operating Expenses - Investor A, C, Institutional and Class R - BLACKROCK CAPITAL APPRECIATION FUND, INC.	May 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2028
Investor A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%	[2]
Expenses (as a percentage of Assets)	0.98%	[2]
Fee Waiver or Reimbursement	(0.06%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.92%	[1],[3]
Investor C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%	[2]
Expenses (as a percentage of Assets)	1.82%	[2]
Fee Waiver or Reimbursement	(0.15%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.67%	[1],[3]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[2]
Expenses (as a percentage of Assets)	0.73%	[2]
Fee Waiver or Reimbursement	(0.06%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.67%	[1],[3]
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%	[2]
Expenses (as a percentage of Assets)	1.33%	[2]
Fee Waiver or Reimbursement	(0.16%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.17%	[1],[3]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 40, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2028. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2028. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	For certain share classes, the Total Annual Fund Operating Expenses and Other Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information, which do not include Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 40, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.92% (for Investor A Shares), 1.67% (for Investor C Shares), 0.67% (for Institutional Shares) and 1.17% (for Class R Shares) of average daily net assets through June 30, 2037. On October 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.